owners' equity	6 Months Ended
Jun. 30, 2022
owners' equity
owners' equity
28	owners’ equity
(a)	TELUS Corporation Common Share capital - general

Our authorized share capital is as follows:

	June 30,		December 31,
As at	2022		2021
First Preferred Shares	1	billion	1	billion
Second Preferred Shares	1	billion	1	billion
Common Shares	4	billion	4	billion

Only holders of Common Shares may vote at our general meetings, with each holder of Common Shares entitled to one vote per Common Share held at all such meetings so long as not less than 66-2/3% of the issued and outstanding Common Shares are owned by Canadians. With respect to priority in the payment of dividends and in the distribution of assets in the event of our liquidation, dissolution or winding-up, whether voluntary or involuntary, or any other distribution of our assets among our shareholders for the purpose of winding up our affairs, preferences are as follows: First Preferred Shares; Second Preferred Shares; and finally Common Shares.

As at June 30, 2022, approximately 52 million Common Shares were reserved for issuance from Treasury under a dividend reinvestment and share purchase plan (see Note 13(b)); approximately 20 million Common Shares were reserved for issuance from Treasury under a restricted share unit plan (see Note 14(b)); and approximately 93 million Common Shares were reserved for issuance from Treasury under a share option plan (see Note 14(d)).

(b)Purchase of TELUS Corporation Common Shares for cancellation pursuant to normal course issuer bid

As referred to in Note 3, we may purchase a portion of our Common Shares for cancellation pursuant to normal course issuer bids in order to maintain or adjust our capital structure. In June 2022, we received approval for a normal course issuer bid to purchase and cancel up to 10 million of our Common Shares (up to a maximum amount of $250 million) from June 6, 2022, to June 5, 2023.

(c)Subsidiary with significant non-controlling interest

Our TELUS International (Cda) Inc. subsidiary is incorporated under the Business Corporations Act (British Columbia) and has geographically dispersed operations with principal places of business in Asia, Central America, Europe and North America.

Due to the voting rights associated with the remaining multiple voting shares held by TELUS Corporation, as at June 30, 2022, we retained a 72.4% (December 31, 2021 - 70.9%) voting and controlling interest and a 56.1% (December 31, 2021 - 55.1%) economic interest in TELUS International (Cda) Inc. Changes in interests during the six-month period ended June 30, 2022, and which are reflected in the statement of changes in owners’ equity, arose from share-based compensation and the acquisition of shares from a non-controlling interest.

Summarized financial information

Summarized financial information of our TELUS International (Cda) Inc. subsidiary is set out in the following table.

	Three months		Six months
	June 30,	June 30,	June 30,	June 30,	December 31,
As at, or for the periods ended, (millions) [1]	2022	2021	2022	2021	2021
Statement of financial position
Current assets			$1,038		$874
Non-current assets			$3,682		$3,804
Current liabilities			$1,164		$1,098
Non-current liabilities			$1,350		$1,475
Statement of income and other comprehensive income
Revenue and other income	$797	$658	$1,556	$1,297
Net income	$70	$19	$115	$24
Comprehensive income (loss)	$75	$(25)	$77	$(59)
Statement of cash flows
Cash provided by operating activities	$108	$114	$261	$156
Cash used by investing activities	$(63)	$(29)	$(90)	$(47)
Cash used by financing activities	$(87)	$(85)	$(153)	$(149)

1	As required by IFRS-IASB, this summarized financial information excludes inter-company eliminations.